Bank loan	12 Months Ended
Mar. 31, 2019
Bank loan
Bank loan	11 Bank loan On October 9, 2015, the Group borrowed RMB60,000 from Hangzhou Bank for one year. Such bank loan was fully repaid on September 13, 2016.